Financial Risk Management - Summary of Nominal Value of Commodity Derivatives (Detail) - Commodity price risk [member] € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Aluminium [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity Period	2018-2022
Premiums [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity Period	2018-2021
Copper [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity Period	2018
Silver [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity Period	2018
Natural gas [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity Period	2018
Zinc [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity Period	2018
Less than 1 year [member] | Aluminium [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of derivatives	€ 335
Less than 1 year [member] | Premiums [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of derivatives	5
Less than 1 year [member] | Copper [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of derivatives	3
Less than 1 year [member] | Silver [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of derivatives	7
Less than 1 year [member] | Natural gas [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of derivatives	4
Less than 1 year [member] | Zinc [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of derivatives	10
Over 1 year [member] | Aluminium [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of derivatives	43
Over 1 year [member] | Premiums [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of derivatives	€ 7